SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of property, plant and equipment estimated useful life and residual value

Category	Estimated useful life
Buildings	35 years
Furniture, fixture and equipment	5 years
Motor vehicles	5 years
Leasehold improvement	Shorter of lease term or economic life

Schedule of revenues disaggregated by revenue sources and revenue types

	Years ended December 31,
	2019	2020	2021
Net revenues:
PRC kindergartens	131,427	68,319	128,402
PRC play-and-learn centers	24,901	12,215	13,254
Singapore kindergartens, student care centers and others	19,073	25,964	31,007
Others	6,882	3,217	7,650

Total net revenues	182,283	109,715	180,313

2.           SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition – continued

Disaggregation of revenue – continued

The following table presents the Group’s revenues disaggregated by revenue types.

	Years ended December 31,
	2019	2020	2021
Services:

Tuition fees from kindergartens, play-and-learn centers and student care centers	147,417	92,123	157,988
Franchise fees	12,269	9,065	10,140
Training and other services	6,156	1,632	4,096
Royalty fees	341	253	180
	166,183	103,073	172,404
Products:
Sale of educational merchandise	16,100	6,642	7,909
Total net revenues	182,283	109,715	180,313

Schedule of contract liabilities

	As of December 31,
	2020	2021
Prepayments from customers, current portion	4,145	4,919
Prepayments from customers, non-current portion	4,024	1,461
Deferred revenue, current portion	34,351	27,019
Deferred revenue, non-current portion	1,726	999